Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net income/loss (-)	€ (103,231)	€ (305,436)	€ 149,845
Adjustment for non-cash transactions	57,718	230,723	248,027
Adjustment for items to disclose separately under operating cash flow	11,227	4,067	(7,731)
Adjustment for items to disclose under investing and financing cash flows	(28,847)	(2,472)	(5,061)
Change in working capital other than deferred income	23,337	(146,092)	12,698
Increase/decrease (-) in deferred income	(453,720)	(207,787)	2,804,202
Cash generated from/used in (-) operations	(493,516)	(426,998)	3,201,980
Interest paid	(12,540)	(9,033)	(1,158)
Interest received	2,913	10,054	7,852
Corporate taxes paid	(684)	(1,358)	(57)
Net cash flows generated from/used in (-) operating activities	(503,827)	(427,336)	3,208,617
Purchase of property, plant and equipment	(54,205)	(42,522)	(22,385)
Purchase of and expenditure in intangible fixed assets	(3,674)	(48,793)	(23,300)
Proceeds from disposal of property, plant and equipment		49
Purchase of current financial investments	(1,561,015)	(4,574,206)	(4,787,284)
Interest received related to current financial investments	12	3,500	5,059
Sale of current financial investments	2,127,380	5,415,316	1,063,344
Disposals of subsidiaries, net of cash disposed	28,696
Acquisition of financial assets		(2,681)	(177)
Proceeds from sale of financial assets held at fair value through profit or loss	4,045	6,626	82
Net cash flows generated from/used in (-) investing activities	541,238	757,288	(3,764,660)
Payment of lease liabilities and other debts	(7,190)	(6,247)	(5,091)
Proceeds from capital and share premium increases, gross amount			960,087
Issue cost paid, related to capital and share premium increases			(4,447)
Proceeds from capital and share premium increases from exercise of subscription rights	3,314	28,287	17,167
Net cash flows generated from/used in (-) financing activities	(3,876)	22,040	1,335,751
Increase in cash and cash equivalents	33,535	351,994	779,708
Cash and cash equivalents at beginning of period	2,143,071	1,861,616	1,290,796
Supplemental Cash Flow Information [abstract]
Transfer To Current Financial Investments			(198,922)
Cash and cash equivalents at end of the period	2,233,368	2,143,071	1,861,616
Effect of exchange rate differences on cash and cash equivalents	€ 56,763	€ (70,539)	(9,966)
Warrant A [member] | Gilead [member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from capital and share premium increases from exercise of subscription rights			€ 368,035